Document and Entity Information	Mar. 17, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001537054
Document Type	8-K/A
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	GOGO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35975
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	111 North Canal St.
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	303
Local Phone Number	301-3271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on March 17, 2021, Gogo Inc. (the “Company”) entered into separate, privately negotiated exchange agreements (the “Agreements”) with certain existing holders (the “Holders”) of the Company’s 6.00% Convertible Senior Notes due 2022 (the “Notes”). The Company described these Agreements in its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on March 18, 2021 (the “Initial 8-K”). The information set forth in the Initial 8-K is incorporated by reference herein. In Item 3.02 of the Initial 8-K, the Company indicated that it will provide, by amendment, the total number of shares of common stock to be issued pursuant to the Agreements (the “Exchange Shares”).
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred stock purchase rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ